EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	MLP & MLP RELATED SECURITIES - 98.1%
	ELECTRIC UTILITIES - 3.1%
20,000	Clearway Energy, Inc.	$ 673,600
17,600	NextEra Energy, Inc.	1,374,912
8,700	Ormat Technologies, Inc.	592,992
		2,641,504
	OIL & GAS PRODUCERS - 95.0%
176,000	Antero Midstream Corporation	1,751,200
71,922	Brigham Minerals, Inc., Class A	1,556,392
63,500	Cheniere Energy, Inc.	7,105,650
95,400	Enbridge, Inc.	4,032,558
707,891	Energy Transfer, L.P.	6,774,517
524,076	EnLink Midstream, LLC	4,171,645
60,800	Genesis Energy, L.P.	686,432
35,700	Hess Midstream, L.P.	1,048,152
104,900	Keyera Corporation	2,468,264
200,200	Kinder Morgan, Inc.	3,475,472
34,600	Magellan Midstream Partners, L.P.	1,690,902
122,500	MPLX, L.P.	4,020,450
68,500	ONEOK, Inc.	4,156,580
108,300	Pembina Pipeline Corporation	3,438,525
792,500	Plains GP Holdings, L.P., Class A	9,137,525
173,000	Rattler Midstream, L.P. *	2,249,000
170,000	Targa Resources Corporation	10,043,601
43,783	Viper Energy Partners, L.P.	1,183,892
332,850	Western Midstream Partners, L.P. **	7,935,144
138,200	Williams Companies, Inc. (The)	4,137,708
		81,063,609

	TOTAL MLP & MLP RELATED SECURITIES (Cost $50,663,159)	83,705,113

	TOTAL INVESTMENTS - 98.1% (Cost $50,663,159)	$ 83,705,113
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	1,660,104
	NET ASSETS - 100.0%	$ 85,365,217

LLC - Limited Liability Company
LP - Limited Partnership
* - Non-income producing security
** - MLP related security